Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Inventories in the opening balance	€ 965	€ 827	€ 819
Business related variations	(64)	138	14
Changes in the scope of consolidation	2	2	0
Translation adjustment	2	(1)	(3)
Reclassifications and other items	1	(1)	(4)
Reclassification to assets held for sale	0	0	0
Inventories in the closing balance	€ 906	€ 965	€ 827